WARRANTS TO PURCHASE REDEEMABLE CONVERTIBLE PREFERRED STOCK (Details Narrative) - $ / shares	1 Months Ended
	Apr. 30, 2021	Dec. 31, 2023
Class of Stock [Line Items]
Shares Issued, Price Per Share		$ 0.0629
Prefunded Warrants [Member]
Class of Stock [Line Items]
Purchase of warrants	230,000
Pre-reverse split stock	8,050,000
Shares Issued, Price Per Share	$ 1.89
Exercise price per share	$ 0.35
Series C Warrant [Member] | Common Stock [Member]
Class of Stock [Line Items]
Exercise price per share		$ 113.35
Series C Warrant [Member] | Common Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Purchase of warrants		94,988